Earnings / (loss) per share	12 Months Ended
Jan. 31, 2019
Earnings per share [abstract]
Earnings / (loss) per share
Earnings / (loss) per share
The calculation of earnings / (loss) per share is based on the following data:

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
		(Adjusted*)
	000s	000s	000s
Profit / (loss) for the year	£7,527	£(20,190)	£(21,371)

Weighted average number of ordinary shares for basic earnings / (loss) earnings per share	85,702	65,434	61,549
Effect of dilutive potential ordinary shares (share options and warrants)	442	—	—
Weighted average number of ordinary shares for diluted earnings per share	86,144	65,434	61,549

Basic earnings / (loss) per ordinary share from operations £	0.09	(0.31)	(0.35)
Diluted earnings / (loss) per ordinary share from operations £	0.09	(0.31)	(0.35)
* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’
Basic earnings / (loss) per ordinary share has been calculated by dividing the profit / (loss) for the year ended January 31, 2019, by the weighted average number of shares in issue during the year ended January 31, 2019. Diluted earnings per ordinary share has been calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all potentially dilutive ordinary shares. Potentially dilutive ordinary shares are the number of shares that could have been acquired at fair value based on the monetary value of the subscription rights attached to share options in-the-money compared with the number of shares that would have been issued assuming the exercise of share options in-the-money.
At January 31, 2019, total outstanding share options were 9,168,396 and total outstanding restricted stock units (‘RSUs’) were 814,256. Of these equity instruments, 8,094,227 were not included in the calculation of potentially dilutive ordinary shares for the year ended January 31, 2019, as they are not dilutive.
IAS 33 ‘Earnings per Share’ requires the presentation of diluted earnings per share where a company could be called upon to issue shares that would decrease net profit or loss per share. As the Group reported net losses for the year ended January 31, 2018, the weighted average number of ordinary shares outstanding used to calculate the diluted earnings / (loss) per ordinary share is the same as that used to calculate the basic earnings / (loss) per ordinary share, as the exercise of share options would have the effect of reducing loss per ordinary share which is not dilutive.